Intangible Assets, Net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 4,800	$ 700	¥ 7,400	¥ 4,700
Estimated amortization expenses [Abstract]
2017	3,200
2018	2,600
2019	2,200
2020	1,300
2021	200
Impairment charge against operating rights for licensed games	¥ 87	$ 13	¥ 3,822	¥ 0